Income Taxes (Details) - Schedule of income tax (benefit) expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State	56	6
Current Federal and State, Tax Expense (Benefit)	56	6
Deferred taxes
Income tax benefit	$ 56	$ 6